Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	May 31, 2012
Document Effective Date	May 31, 2012
Prospectus Date	Feb 29, 2012

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS, DATED FEBRUARY 29, 2012

Effective July 2, 2012, the fund’s Prospectus is amended to reflect that the fund’s name has changed to Legg Mason Capital Management Global Growth Trust.

Effective July 2, 2012, the following information amends and/or supplements, as applicable, those sections of the Prospectus listed below.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus.

Effective August 1, 2012, Class R1 shares will be closed to new purchases.

The first paragraph in the section titled “Principal investment strategies” is deleted and replaced with the following:

The fund normally invests primarily in common stocks of U.S. and foreign companies that, in the portfolio manager’s opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio manager’s assessment of their intrinsic value. Intrinsic value, according to the portfolio manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Any income realized will be incidental to the fund’s objective. The fund may invest in companies of any size located throughout the world, including companies located, or with substantial operations in emerging markets. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the U.S. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The following is added to the section titled “Certain risks”:

Emerging markets risk. The risks of foreign investment are greater for investments in issuers in emerging market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

The following is added to the end of the section titled “Performance”:

Effective July 2, 2012, the fund will change its performance benchmark from the S&P 500 Index to the MSCI All Country World Index (MSCI ACWI). The MSCI ACWI is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI will better reflect the full breadth of the global investment mandate that the fund intends to pursue.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	lmgamt1_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS, DATED FEBRUARY 29, 2012

Effective July 2, 2012, the fund’s Prospectus is amended to reflect that the fund’s name has changed to Legg Mason Capital Management Global Growth Trust.

Effective July 2, 2012, the following information amends and/or supplements, as applicable, those sections of the Prospectus listed below.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus.

Effective August 1, 2012, Class R1 shares will be closed to new purchases.

The first paragraph in the section titled “Principal investment strategies” is deleted and replaced with the following:

The fund normally invests primarily in common stocks of U.S. and foreign companies that, in the portfolio manager’s opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio manager’s assessment of their intrinsic value. Intrinsic value, according to the portfolio manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Any income realized will be incidental to the fund’s objective. The fund may invest in companies of any size located throughout the world, including companies located, or with substantial operations in emerging markets. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the U.S. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The following is added to the section titled “Certain risks”:

Emerging markets risk. The risks of foreign investment are greater for investments in issuers in emerging market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

The following is added to the end of the section titled “Performance”:

Effective July 2, 2012, the fund will change its performance benchmark from the S&P 500 Index to the MSCI All Country World Index (MSCI ACWI). The MSCI ACWI is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI will better reflect the full breadth of the global investment mandate that the fund intends to pursue.

Legg Mason Capital Management Growth Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt1_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE PROSPECTUS, DATED FEBRUARY 29, 2012

Effective July 2, 2012, the fund’s Prospectus is amended to reflect that the fund’s name has changed to Legg Mason Capital Management Global Growth Trust.

Effective July 2, 2012, the following information amends and/or supplements, as applicable, those sections of the Prospectus listed below.

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund’s Prospectus.

Effective August 1, 2012, Class R1 shares will be closed to new purchases.

The first paragraph in the section titled “Principal investment strategies” is deleted and replaced with the following:

The fund normally invests primarily in common stocks of U.S. and foreign companies that, in the portfolio manager’s opinion, appear to offer above average growth potential and trade at a significant discount to the portfolio manager’s assessment of their intrinsic value. Intrinsic value, according to the portfolio manager, is the value of the company measured, to different extents depending on the type of company, on factors such as, but not limited to, the discounted value of its projected future free cash flows, the company’s ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. Any income realized will be incidental to the fund’s objective. The fund may invest in companies of any size located throughout the world, including companies located, or with substantial operations in emerging markets. The portfolio managers consider foreign companies to include those organized, headquartered or with substantial operations outside of the U.S. The fund’s policy is to remain substantially invested in common stocks or securities convertible into or exchangeable for common stock. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The following is added to the section titled “Certain risks”:

Emerging markets risk. The risks of foreign investment are greater for investments in issuers in emerging market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable, than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

The following is added to the end of the section titled “Performance”:

Effective July 2, 2012, the fund will change its performance benchmark from the S&P 500 Index to the MSCI All Country World Index (MSCI ACWI). The MSCI ACWI is a market capitalization weighted index designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI will better reflect the full breadth of the global investment mandate that the fund intends to pursue.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	May 31, 2012